Note 17 - Investment in Joint Venture	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures Disclosure [Text Block]
17.	Investment in Joint Venture

On March 25, 2010, the Company entered into a partnership (the "Joint Venture") with companies managed by Eton Park Capital Management, L.P. ("Eton Park") and Rhône Capital III L.P. ("Rhône") to form Euromar LLC.  Eton Park's investments are made through Paros Ltd., a Cayman Islands exempted company, and Rhône's investments are made through the Cayman Islands limited companies All Seas Investors I Ltd., All Seas Investors II Ltd., and the Cayman Islands exempted limited partnership All Seas Investors III LP.  Euromar LLC will acquire, maintain, manage, operate and dispose of shipping vessels.  Pursuant to the terms of the Joint Venture, the Company may invest up to $25.0 million for a 14.286% interest in the Joint Venture, while Eton Park and Rhône may each invest up to $75.0 million for a 42.857% interest in the Joint Venture each,  for a total of $175 million.    Management of the vessels and various administrative services pertaining to the vessels are performed by Eurobulk and its affiliates; strategic, financial and reporting services are provided by Euroseas. For these services, Euroseas earned $240,000 in 2011. These amounts are recorded in "Related party revenue" under "Revenues".

As of December 31, 2010, the Company contributed $15.0 million of the $25.0 million initially committed and it may further invest an additional $10.0 million. The Company accounts for its investment in the Joint Venture using the equity method of accounting despite the fact that it is a minority partner, it is considered to have significant influence in the operations and management of Euromar LLC (see "Significant Accounting Policies" – Note 2).  The Company's share of the results of operations of the Joint Venture is included in the "Consolidated statements of operations" as "Equity loss in joint venture".  The Company's share of the results of operations of the Joint Venture in 2010 amounted to a loss of ($538,833) and for the year 2011 a loss of ($2,415).  The Company's investment in the Joint Venture is recorded in the "Consolidated balance sheets" at its book value which was $14,461,167 and $14,458,762 as of December 31, 2010 and 2011, respectively.

Summarized financial information for the Joint Venture is as follows:

	2009	2010	2011

Current assets	-	7,432,566	7,732,697
Long-term assets	-	167,386,946	217,878,004
Current liabilities	-	8,002,899	16,908,232
Long-term liabilities	-	65,834,481	107,737,239
Members' equity	-	105,750,000	105,750,000
Voyage revenue	-	4,479,908	29,233,585
Net revenue	-	4,367,197	28,107,669
Operating income / (loss)	-	(3,388,490)	6,357,218
Net loss	-	(4,017,868)	(16,902)